Fair Value of Financial Instruments - Additional Information (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011 Fire Loss
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed assets, carrying value	$ 897,624,000	$ 934,699,000	$ 972,711,000	$ 6,400,000
Fixed assets, fair value				$ 0